Average Annual Total Returns{- Utilities Portfolio} - 02.28 Select Portfolios: Group 10 Utilities Sector PRO-11 - Utilities Portfolio	Utilities Portfolio-Default Return Before Taxes Past 1 year	Utilities Portfolio-Default Return Before Taxes Past 5 years	Utilities Portfolio-Default Return Before Taxes Past 10 years	Utilities Portfolio-Default After Taxes on Distributions Past 1 year	Utilities Portfolio-Default After Taxes on Distributions Past 5 years	Utilities Portfolio-Default After Taxes on Distributions Past 10 years	Utilities Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Utilities Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Utilities Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1528 Past 1 year	F1528 Past 5 years	F1528 Past 10 years
Total	17.68%	13.21%	11.49%	16.92%	11.98%	10.40%	10.97%	10.35%	9.24%	28.71%	18.47%	16.55%	17.48%	11.40%	11.12%